Consolidated Statement of Stockholders' Equity (Deficit) Parenthetical (USD $)	10 Months Ended	12 Months Ended
	Dec. 31, 2007	Dec. 31, 2010
Statement of Stockholders' Equity [Abstract]
Issuance common stock for cash to the President of the Company	$ 0.00001
Issuance common stock for cash $0.0001	$ 0.0001
Issuance common stock for cash $0.20		$ 0.20